UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-116



                        The Investment Company of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

ICA  THE INVESTMENT COMPANY OF AMERICA

[black and white photo of a ticker-tape parade]

Semi-annual report for the six months ended June 30, 2004

ICA(SM) seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The Investment Company of America(R) is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2004:

                                                                    1 year           5 years          10 years
Class A shares
Reflecting 5.75% maximum sales charge                               +11.08%          +1.34%            +11.87%

The fund's 30-day yield for Class A shares as of July 31, 2004, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 1.66%.

Results for other share classes can be found on page 3. Please see the back cover for important information about other share classes.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

FELLOW SHAREHOLDERS:

[black and white photo of a ticker-tape parade]

The U.S. stock market experienced modest gains during the first half of 2004, as the effects of an economic rebound and strong corporate earnings were tempered by fears of inflation and rising interest rates.

For the six months ended June 30, 2004, the Investment Company of America posted a return of 2.1%, assuming the reinvestment of dividends totaling 26 cents a share paid in March and June. Its benchmark, the unmanaged Standard & Poor's 500 Composite Index, which tracks relatively large companies listed primarily on U.S. exchanges, gained 3.4%.

Over longer periods, the fund's returns generally have surpassed those of the overall U.S. stock market. During the past five-year period ended June 30, 2004, which encompasses the previous market high and subsequent downturn, ICA earned an average annual total return of 2.5%, compared with a -2.2% return for the S&P
500. Over the past 10-year period ending June 30, 2004, ICA earned an average annual total return of 12.5%, compared with 11.8% for the S&P 500.

A RISING ECONOMIC TIDE LIFTS MANY BOATS

The strength of the economic recovery, which follows several years of cost-cutting at many companies, has helped to boost corporate profit margins to their highest level in 30 years. The trend has helped a number of the fund's holdings. Also helping the fund were its significant holdings in oil companies, which benefited from tight supplies and rising prices.

2004 RESULTS AT A GLANCE

For the six months ended June 30 (with dividends reinvested)

                                                                        Standard &                     Lipper
                                                                        Poor's 500                 Growth & Income
                                                    ICA               Composite Index              Funds Average*

Income return                                      +0.90%                +0.83%                           n/a
Capital return                                     +1.18%                +2.61%                           n/a
Total return                                       +2.08%                +3.44%                         +3.08%

*Average of 1,268 growth-and-income funds. Lipper averages do not reflect the effects of sales charges.


Other industries struggled during the period. Technology companies enjoyed strong capital appreciation throughout much of 2003; however, valuations rose quicker than earnings warranted and the sector lagged the market for the past six months. Many pharmaceutical companies also lagged the market due to greater competition from generic drugs as patents begin to expire as well as broad pricing pressures. Despite these issues, we continue to remain optimistic about the long-term potential of selected companies in these industries.

PROCEEDING WITH CAUTION

While strong economic growth is certainly positive for investors, it has also created some headwinds for the stock market going forward. Inflationary pressures in some industries are becoming a concern, as prices for oil, food and other consumer goods rise. In addition, companies are likely to face increased labor costs as they add workers to their payrolls and confront demands for increases in wages.

Fear of inflation has also prompted the Federal Reserve to raise the federal funds rate for the first time in four years with more increases expected. In this environment, we continue to focus on companies with strong fundamentals and reasonable valuations that are continuing to improve their earnings. Many of the fund's top 10 holdings, including Altria Group, SBC Communications and Dow Chemical, fit these criteria.

A LONG-TERM OUTLOOK

We remain cautiously optimistic as we enter the second half of 2004. The prospect of higher inflation and interest rates could cause short-term volatility in the stock market. In addition, the uncertainty of the coming U.S. presidential election, fears of potential terrorism and the hostilities in Iraq could add to the volatility. While there are always macro-economic and political concerns, ICA's long-term focus, intensive company-by-company research and attention to risk have produced solid long-term returns for shareholders with a similar long-term perspective.

As always, we appreciate your continued support.

Cordially,

/s/ R. Michael Shanahan             /s/ James F. Rothenberg
R. Michael Shanahan                 James F. Rothenberg
Chairman of the Board               President

August 9, 2004

For current information about the fund, visit americanfunds.com.

OTHER SHARE CLASS RESULTS                                             unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

RETURNS FOR PERIODS ENDED JUNE 30, 2004:                                             1 year         Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                                 +11.98%            +1.48%(1)
Not reflecting CDSC                                                                  +16.98%            +1.90%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                  +15.85%            +2.30%(2)
Not reflecting CDSC                                                                  +16.85%            +2.30%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee
     charged by sponsoring firm                                                      +17.76%            +3.09%(2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                +10.99%            +2.55%(4)
Not reflecting maximum sales charge                                                  +17.77%            +5.14%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                            +11.71%            +2.60%(4)
Not reflecting CDSC                                                                  +16.71%            +4.21%(4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                                  +15.73%            +4.90%(5)
Not reflecting CDSC                                                                  +16.73%            +4.90%(5)

CLASS 529-E SHARES(3)                                                                +17.35%            +3.86%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee
     charged by sponsoring firm                                                      +17.64%           +15.01%(7)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and
    Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 1, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.


INVESTMENT PORTFOLIO, June 30, 2004                                  unaudited

                                        Percent
                                         of net
LARGEST INVESTMENT CATEGORIES            assets

Capital goods                            8.95 %
Energy                                   8.15
Food, beverage & Tobacco                 7.94


                                        Percent
                                         of net
LARGEST INDUSTRY HOLDINGS                assets

Oil & Gas                                6.98 %
Beverages & tabacco                      5.99
Diversified telecommunication service    5.14
Pharmaceuticals                          4.65
Commercial banks                         3.94


                                        Percent
                                         of net
LARGEST EQUITY HOLDINGS                  assets

Altria Group                             3.99 %
SBC Communications                       1.95
Bank of America                          1.93
Fannie Mae                               1.89
Dow Chemical                             1.60
Lowe's Companies                         1.53
Royal Dutch Petroleum                    1.49
"Shell" Transport and Trading
Time Warner                              1.45
Tyco                                     1.42
Caterpillar                              1.40




                                                                                                                        Market
                                                                                                  Shares or              value
EQUITY SECURITIES - 81.24%                                                                 principal amount              (000)
(common and preferred stocks and convertible debentures)

ENERGY
ENERGY EQUIPMENT & SERVICES  -  1.17%
Baker Hughes Inc.                                                                                10,125,000           $381,206
Schlumberger Ltd.                                                                                 6,936,600            440,543
OIL & GAS  -  6.98%
Burlington Resources Inc.                                                                        18,100,000            654,858
ChevronTexaco Corp.                                                                               8,581,600            807,614
ConocoPhillips                                                                                    1,400,000            106,806
El Paso Corp.                                                                                     6,740,900             53,118
ENI SpA                                                                                          36,380,000            722,277
Exxon Mobil Corp.                                                                                 8,221,500            365,117
Marathon Oil Corp.                                                                               11,050,000            418,132
Murphy Oil Corp.                                                                                  2,050,000            151,085
Occidental Petroleum Corp.                                                                        1,000,000             48,410
Royal Dutch Petroleum Co. (New York registered)                                                  13,970,000            721,830
"Shell" Transport and Trading Company, PLC                                                        2,900,000             21,278
"Shell" Transport and Trading Company, PLC (ADR) (New York registered)                            6,750,000            301,725
TOTAL SA                                                                                            900,000            171,577
Unocal Corp.                                                                                      8,690,000            330,220
Williams Companies, Inc. 9.00% FELINE PACS convertible preferred 2005                             2,000,000 units       27,560
                                                                                                                     5,723,356

MATERIALS
CHEMICALS  -  2.21%
Air Products and Chemicals, Inc.                                                                    700,000             36,715
Dow Chemical Co.                                                                                 27,582,300          1,122,600
E.I. du Pont de Nemours and Co.                                                                   2,950,000            131,039
Rohm and Haas Co.                                                                                 6,300,000            261,954
METALS & MINING  -  2.41%
Alcan Inc.                                                                                        2,500,000            103,500
Alcoa Inc.                                                                                       12,046,400            397,893
Alumina Ltd.                                                                                     11,057,600             40,542
Barrick Gold Corp.                                                                                9,250,000            182,687
BHP Billiton Ltd.                                                                                 9,412,655             81,898
Newmont Mining Corp.                                                                              9,500,000            368,220
Phelps Dodge Corp.  (1)                                                                             800,000             62,008
Placer Dome Inc.                                                                                 10,000,000            166,400
Rio Tinto PLC                                                                                    12,000,000            288,628
PAPER & FOREST PRODUCTS  -  1.60%
Georgia-Pacific Corp., Georgia-Pacific Group                                                      8,599,298            318,002
International Paper Co.                                                                           7,797,235            348,536
MeadWestvaco Corp.                                                                                3,800,000            111,682
Weyerhaeuser Co.                                                                                  5,475,000            345,582
                                                                                                                     4,367,886

CAPITAL GOODS
AEROSPACE & DEFENSE  -  3.09%
Boeing Co.                                                                                       13,000,000            664,170
General Dynamics Corp.                                                                            3,372,900            334,929
Lockheed Martin Corp.                                                                             5,300,000            276,024
Northrop Grumman Corp.                                                                            4,680,000            251,316
Raytheon Co.                                                                                     14,446,000            516,733
United Technologies Corp.                                                                         1,400,000            128,072
CONSTRUCTION & ENGINEERING  -  0.06%
Fluor Corp.                                                                                         824,300             39,294
ELECTRICAL EQUIPMENT  -  0.21%
Cooper Industries, Ltd., Class A                                                                  2,500,000            148,525
INDUSTRIAL CONGLOMERATES  -  2.67%
3M Co.                                                                                            1,200,000            108,012
General Electric Co.                                                                             23,750,000            769,500
Tyco International Ltd.                                                                          30,100,000            997,514
MACHINERY  -  2.92%
Caterpillar Inc.                                                                                 12,300,000            977,112
Cummins Inc.                                                                                      1,700,000            106,250
Deere & Co.                                                                                       8,200,000            575,148
Illinois Tool Works Inc.                                                                          2,500,000            239,725
Parker Hannifin Corp.                                                                             2,500,000            148,650
                                                                                                                     6,280,974

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  0.11%
Pitney Bowes Inc.                                                                                 1,000,000             44,250
Waste Management, Inc.                                                                            1,100,000             33,715
                                                                                                                        77,965

TRANSPORTATION
AIR FREIGHT & LOGISTICS  -  0.66%
FedEx Corp.                                                                                       5,670,000            463,182
AIRLINES  -  0.22%
Delta Air Lines, Inc.  (1)                                                                          942,100              6,708
Southwest Airlines Co.                                                                            9,000,000            150,930
ROAD & RAIL  -  0.50%
Burlington Northern Santa Fe Corp.                                                                9,200,000            322,644
Norfolk Southern Corp.                                                                            1,113,200             29,522
                                                                                                                       972,986

AUTOMOBILES & COMPONENTS
AUTO COMPONENTS  -  0.26%
Delphi Corp.                                                                                     17,000,000            181,560
AUTOMOBILES  -  1.72%
DaimlerChrysler AG                                                                                4,500,000            210,228
Ford Motor Co.                                                                                    2,500,000             39,125
General Motors Corp.                                                                             15,450,000            719,816
Honda Motor Co., Ltd.                                                                             1,825,000             87,803
Toyota Motor Corp.                                                                                3,750,000            151,605
                                                                                                                     1,390,137

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.07%
Newell Rubbermaid Inc.                                                                            2,000,000             47,000

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  0.65%
Carnival Corp., units                                                                             8,797,100            413,464
McDonald's Corp.                                                                                  1,600,000             41,600
                                                                                                                       455,064

MEDIA
MEDIA  -  3.11%
Comcast Corp., Class A  (1)                                                                      14,107,650            395,437
Comcast Corp., Class A, special nonvoting stock  (1)                                              3,000,000             82,830
Dow Jones & Co., Inc.                                                                             1,887,000             85,104
Interpublic Group of Companies, Inc.  (1)                                                         8,100,000            111,213
Interpublic Group of Companies, Inc., Series A, 5.375% convertible
   preferred 2006                                                                                   115,300              5,884
Knight-Ridder, Inc.                                                                                 550,500             39,636
Liberty Media Corp., Class A  (1)                                                                16,280,000            146,357
News Corp. Ltd., preferred (ADR)                                                                    202,563              6,660
Time Warner Inc.  (1)                                                                            57,900,000          1,017,882
Viacom Inc., Class A                                                                                600,000             21,810
Viacom Inc., Class B, nonvoting                                                                   7,500,000            267,900
                                                                                                                     2,180,713

RETAILING
INTERNET & CATALOG RETAIL  -  0.13%
eBay Inc.  (1)                                                                                    1,000,000             91,950
MULTILINE RETAIL  -  1.68%
Dollar General Corp.                                                                              2,250,000             44,010
Kohl's Corp.  (1)                                                                                 3,000,000            126,840
May Department Stores Co.                                                                         4,800,000            131,952
Target Corp.                                                                                     20,600,000            874,882
SPECIALTY RETAIL  -  2.08%
Limited Brands, Inc.                                                                             20,749,400            388,014
Lowe's Companies, Inc.                                                                           20,368,300          1,070,354
                                                                                                                     2,728,002

FOOD & STAPLES RETAILING
FOOD & STAPLES RETAILING  -  0.50%
Albertson's, Inc.                                                                                 1,537,500             40,805
Walgreen Co.                                                                                      8,595,000            311,225
                                                                                                                       352,030

FOOD, BEVERAGE & TOBACCO
BEVERAGES  & TOBACCO-  5.99%
Altria Group, Inc.                                                                               56,000,000          2,802,800
Anheuser-Busch Companies, Inc.                                                                    3,500,000            189,000
Coca-Cola Co.                                                                                     3,750,000            189,300
PepsiCo, Inc.                                                                                    12,000,000            646,560
R.J. Reynolds Tobacco Holdings, Inc. (2)                                                          4,461,666            301,564
UST Inc.                                                                                          2,000,000             72,000
FOOD PRODUCTS  -  1.95%
General Mills, Inc.                                                                               6,035,000            286,844
H.J. Heinz Co.                                                                                    7,950,000            311,640
Kraft Foods Inc., Class A                                                                         2,100,000             66,528
Sara Lee Corp.                                                                                    9,816,100            225,672
Unilever NV (New York registered)                                                                 7,000,000            479,570
                                                                                                                     5,571,478

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.25%
Kimberly-Clark Corp.                                                                                500,000             32,940
Procter & Gamble Co.                                                                              2,660,000            144,810
PERSONAL PRODUCTS  -  0.53%
Avon Products, Inc.                                                                               8,020,000            370,043
                                                                                                                       547,793

HEALTH CARE EQUIPMENT & SERVICES
HEALTH CARE EQUIPMENT & SUPPLIES  -  0.27%
Applera Corp. - Applied Biosystems Group                                                          5,170,500            112,458
Becton, Dickinson and Co.                                                                         1,500,000             77,700
HEALTH CARE PROVIDERS & SERVICES  -  1.02%
Aetna Inc.                                                                                        2,000,000            170,000
Cardinal Health, Inc.                                                                             3,050,000            213,653
HCA Inc.                                                                                          8,037,700            334,288
                                                                                                                       908,099

PHARMACEUTICALS & BIOTECHNOLOGY
PHARMACEUTICALS  -  4.65%
Abbott Laboratories                                                                               2,800,000            114,128
AstraZeneca PLC (ADR)                                                                             5,444,200            248,473
AstraZeneca PLC (Sweden)                                                                          6,127,000            278,419
AstraZeneca PLC (United Kingdom)                                                                  5,800,900            260,321
Bristol-Myers Squibb Co.                                                                         31,657,600            775,611
Eli Lilly and Co.                                                                                12,510,000            874,574
Merck & Co., Inc.                                                                                 2,200,000            104,500
Novartis AG                                                                                       1,000,000             44,115
Novartis AG (ADR)                                                                                   256,556             11,417
Pfizer Inc                                                                                       12,672,480            434,413
Schering-Plough Corp.                                                                             3,611,300             66,737
Wyeth                                                                                             1,500,000             54,240
                                                                                                                     3,266,948

BANKS
COMMERCIAL BANKS  -  3.94%
Bank of America Corp. (acquired FleetBoston Financial Corp.)                                     16,023,517          1,355,910
BANK ONE CORP.                                                                                    2,535,000            129,285
HSBC Holdings PLC                                                                                30,697,111            456,588
HSBC Holdings PLC (ADR)                                                                           1,079,588             80,872
U.S. Bancorp                                                                                     11,250,000            310,050
Wells Fargo & Co.                                                                                 7,630,000            436,665
THRIFTS & MORTGAGE FINANCE  -  2.69%
Fannie Mae                                                                                       18,610,000          1,328,010
Freddie Mac                                                                                       3,150,000            199,395
Washington Mutual, Inc.                                                                           9,293,200            359,089
                                                                                                                     4,655,864

DIVERSIFIED FINANCIALS
CAPITAL MARKETS  -  1.15%
J.P. Morgan Chase & Co.                                                                          20,900,000            810,293
CONSUMER FINANCE  -  0.58%
Capital One Financial Corp.                                                                       3,000,000            205,140
Capital One Financial Corp. 6.25% Upper DECS 2005                                                 1,450,000 units       73,138
MBNA Corp.                                                                                        4,800,000            123,792
DIVERSIFIED FINANCIAL SERVICES  -  0.15%
Citigroup Inc.                                                                                    2,225,000            103,463
                                                                                                                     1,315,826

INSURANCE
INSURANCE  -  3.44%
Allstate Corp.                                                                                    8,050,000            374,728
American International Group, Inc.                                                               11,063,900            788,635
Aon Corp.                                                                                         2,183,800             62,173
Chubb Corp.                                                                                       5,100,000            347,718
Chubb Corp. 7.00% convertible preferred 2005                                                      1,400,000 units       38,780
Hartford Financial Services Group, Inc.                                                           2,700,000            185,598
Lincoln National Corp.                                                                            1,700,000             80,325
SAFECO Corp.                                                                                      3,650,000            160,600
St. Paul Travelers Companies, Inc. (formerly St. Paul Companies, Inc.)                            3,300,000            133,782
XL Capital Ltd., Class A                                                                          3,250,000            245,245
                                                                                                                     2,417,584

SOFTWARE & SERVICES
IT SERVICES  -  0.86%
Automatic Data Processing, Inc.                                                                   5,375,000            225,105
Electronic Data Systems Corp.                                                                    11,000,000            210,650
Sabre Holdings Corp., Class A                                                                     6,009,680            166,528
SOFTWARE  -  1.09%
Microsoft Corp.                                                                                  26,830,000            766,265
                                                                                                                     1,368,548

TECHNOLOGY HARDWARE & EQUIPMENT
COMMUNICATIONS EQUIPMENT  -  1.37%
Cisco Systems, Inc.  (1)                                                                         27,928,800            661,913
Motorola, Inc.                                                                                    9,850,000            179,763
Motorola, Inc. 7.00% convertible preferred 2004                                                   2,400,000 units      118,512
COMPUTERS & PERIPHERALS  -  2.25%
EMC Corp.  (1)                                                                                    3,500,000             39,900
Hewlett-Packard Co.                                                                              26,950,000            568,645
International Business Machines Corp.                                                             7,095,000            625,424
Sun Microsystems, Inc.  (1)                                                                      79,500,000            345,030
ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.94%
Agilent Technologies, Inc.  (1)                                                                   4,000,000            117,120
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (3)                       $          6,655,000              7,038
Agilent Technologies, Inc. 3.00% convertible debentures 2021 (3)  (4)                  $          4,445,000              4,701
Hitachi, Ltd.                                                                                    30,000,000            206,073
Sanmina-SCI Corp.  (1)                                                                           11,850,000            107,835
Solectron Corp.  (1)                                                                             33,328,408            215,635
                                                                                                                     3,197,589

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  2.83%
Altera Corp.  (1)                                                                                 2,500,000             55,550
Applied Materials, Inc.  (1)                                                                     11,350,000            222,687
Intel Corp.                                                                                         640,000             17,664
KLA-Tencor Corp.  (1)                                                                             1,200,000             59,256
Linear Technology Corp.                                                                           3,550,000            140,119
Maxim Integrated Products, Inc.                                                                   4,912,200            257,498
Micron Technology, Inc.  (1)                                                                     12,500,000            191,375
Samsung Electronics Co., Ltd.                                                                       200,000             82,597
Taiwan Semiconductor Manufacturing Co. Ltd.                                                     148,883,129            214,654
Texas Instruments Inc.                                                                           24,500,000            592,410
Xilinx, Inc.                                                                                      4,423,600            147,350
                                                                                                                     1,981,160

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.14%
ALLTEL Corp.                                                                                      5,300,000            268,286
ALLTEL Corp. 7.75% convertible preferred 2005                                                       500,000 units       25,080
AT&T Corp.                                                                                       17,897,500            261,840
BT Group PLC                                                                                     35,000,000            126,021
Deutsche Telekom AG  (1)                                                                         12,046,000            211,621
SBC Communications Inc.                                                                          56,450,000          1,368,913
Sprint Corp. - FON Group                                                                         29,635,000            521,576
Telefonica, SA                                                                                   17,294,261            255,638
Verizon Communications Inc.                                                                      15,800,000            571,802
WIRELESS TELECOMMUNICATION SERVICES  -  0.71%
AT&T Wireless Services, Inc.  (1)                                                                10,482,700            150,112
Sprint Corp. 7.125% convertible preferred 2004                                                    5,400,000 units       50,976
Vodafone Group PLC                                                                               40,000,000             87,611
Vodafone Group PLC (ADR)                                                                          9,500,000            209,950
                                                                                                                     4,109,426

UTILITIES
ELECTRIC UTILITIES  -  0.89%
Ameren Corp.                                                                                      2,307,000             99,109
American Electric Power Co., Inc.                                                                 5,250,000            168,000
Exelon Corp.                                                                                      3,000,000             99,870
FPL Group, Inc.                                                                                   2,000,000            127,900
Southern Co.                                                                                      4,386,500            127,866
MULTI-UTILITIES & UNREGULATED POWER  -  1.29%
Dominion Resources, Inc.                                                                          7,131,912            449,881
Duke Energy Corp.                                                                                12,500,000            253,625
Public Service Enterprise Group Inc.                                                              5,000,000            200,150
                                                                                                                     1,526,401

MISCELLANEOUS  -  2.25%
Other equity securities in initial period of acquisition                                                             1,577,468


TOTAL EQUITY SECURITIES (cost: $41,495,333,000)                                                                     57,020,297



                                                                                                                        Market
                                                                                           Principal amount              value
CORPORATE BONDS & NOTES - 1.21%                                                                        (000)             (000)

AUTOMOBILES & COMPONENTS
AUTOMOBILES  -  0.07%
General Motors Acceptance Corp. 6.875% 2011                                            $              50,000           $51,337

MEDIA
MEDIA  -  0.03%
AOL Time Warner Inc. 5.625% 2005                                                                     21,045             21,565

TELECOMMUNICATION SERVICES
TELECOMMUNICATION SERVICES  -  0.98%
AT&T Corp. 8.05% 2011 (3)                                                                           247,575            254,542
Sprint Capital Corp.:
 7.90% 2005                                                                                         202,710            210,165
 8.375% 2012                                                                                        197,500            227,322
WIRELESS TELECOMMUNICATION SERVICES  -  0.13%
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                          50,000             54,858
 8.125% 2012                                                                                         30,000             34,736
                                                                                                                       781,623


TOTAL CORPORATE BONDS & NOTES (cost: $762,693,000)                                                                     854,525



                                                                                                                        Market
                                                                                           Principal amount              value
U.S. TREASURY & AGENCY OBLIGATIONS - 2.53%                                                             (000)             (000)

FEDERAL AGENCY
PASS-THROUGH OBLIGATIONS  -  0.93%
Fannie Mae: (5)
 6.00% 2017                                                                                         440,184            459,354
 6.50% 2017                                                                                         183,443            194,119
                                                                                                                       653,473

U.S. TREASURY NOTES & BONDS
U.S. TREASURY NOTES & BONDS -  1.60%
 1.875% September 2004                                                                              565,000            565,706
 1.50% February 2005                                                                                555,000            553,873
                                                                                                                     1,119,579


TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (cost: $1,746,934,000)                                                      1,773,052



                                                                                                                        Market
                                                                                           Principal amount              value
SHORT-TERM SECURITIES - 14.86%                                                                         (000)             (000)

U.S. TREASURIES  -  7.09%
U.S. Treasury Bills 0.90%-1.43% due 7/1-10/21/2004                                                4,982,100          4,973,863


CORPORATE SHORT-TERM NOTES  -  5.14%
American Express Credit Corp. 1.02%-1.26% due 7/2-8/6/2004                                          125,000            124,906
American General Finance Corp. 1.12%-1.27% due 8/12-9/7/2004                                         80,000             79,824
Anheuser-Busch Cos. Inc. 1.03% due 7/7/2004 (4)                                                      50,000             49,990
Bank of America Corp. 1.04%-1.36% due 7/12-8/30/2004                                                150,000            149,799
BellSouth Corp. 1.08% due 7/16/2004 (4)                                                              50,000             49,976
Caterpillar Financial Services Corp. 1.11%-1.32% due 7/28-8/24/2004                                 100,000             99,851
ChevronTexaco Corp. 0.99%-1.20% due 7/9-8/17/2004                                                   150,000            149,848
Citicorp 1.08%-1.23% due 7/20-8/4/2004                                                              200,000            199,807
Clipper Receivables Company, LLC 1.09%-1.30% due 7/12-7/27/2004 (4)                                 100,000             99,920
Coca-Cola Co. 1.02%-1.30% due 7/6-8/27/2004                                                         150,000            149,793
Colgate-Palmolive Co. 1.00% due 7/9/2004 (4)                                                         25,000             24,994
DuPont (E.I.) de Nemours & Co. 1.03%-1.25% due 7/13-8/18/2004                                       150,000            149,837
Eli Lilly and Co. 1.50% due 10/8/2004 (4)                                                            35,000             34,849
Exxon Asset Management Co. 1.00% due 7/6/2004 (4)                                                    75,000             74,987
Exxon Project Investment Corp. 1.00% due 7/19/2004 (4)                                               50,000             49,974
FCAR Owner Trust I 1.10%-1.31% due 7/16-8/16/2004                                                   100,000             99,892
Gannett Co. 1.13%-1.17% due 7/16-7/20/2004 (4)                                                      100,000             99,941
General Electric Capital Corp. 1.07%-1.32% due 7/9-8/26/2004                                        200,000            199,797
Hershey Foods Corp. 1.15% due 7/30/2004 (4)                                                          25,000             24,976
Household Finance Corp. 1.07%-1.10% due 7/6-7/7/2004                                                 55,700             55,689
IBM Capital Inc. 1.20% due 8/5/2004 (4)                                                              28,000             27,966
IBM Credit Corp. 1.04%-1.20% due 7/12-8/4/2004                                                      110,000            109,915
J.P. Morgan Chase & Co. 1.04%-1.48% due 7/7-9/24/2004                                               200,000            199,658
Kimberly-Clark Worldwide Inc. 1.13% due 7/12/2004 (4)                                                30,000             29,989
Netjets Inc. 1.10%-1.29% due 7/12-8/24/2004 (4)                                                      71,800             71,671
New Center Asset Trust 1.06%-1.12% due 7/9-7/27/2004                                                145,000            144,923
Pfizer Inc 1.04%-1.34% due 7/12-8/25/2004 (4)                                                       200,000            199,778
Pitney Bowes Inc. 1.10% due 7/12/2004 (4)                                                            45,000             44,983
Private Export Funding Corp. 1.53%-1.70%  due 10/14-11/30/2004 (4)                                   41,000             40,752
Procter & Gamble Co. 1.05%-1.22% due 7/6-8/30/2004 (4)                                              113,000            112,871
Scripps (E.W.) Co. 1.37% due 9/1/2004 (4)                                                            10,000              9,974
Three Pillars Funding, LLC 1.10%-1.22% due 7/9-7/19/2004 (4)                                        105,000            104,956
Triple-A One Funding Corp. 1.09%-1.20% due 7/9-7/23/2004 (4)                                        124,625            124,569
Variable Funding Capital Corp. 1.11%-1.17% due 7/12-7/20/2004 (4)                                   150,000            149,929
Verizon Network Funding Corp. 1.07%-1.27% due 7/7-8/11/2004                                         145,000            144,895
Wal-Mart Stores Inc. 1.19%-1.26% due 7/13-8/3/2004 (4)                                              125,000            124,896


FEDERAL AGENCY DISCOUNT NOTES  -  2.20%
Fannie Mae 1.06%-1.16% due 7/21-7/23/2004                                                           101,000            100,932
Federal Farm Credit Banks 0.98%-1.39% due 7/13-9/23/2004                                            218,300            217,786
Federal Home Loan Bank 1.01%-1.30% due 7/9-8/27/2004                                                300,000            299,542
Freddie Mac 1.20%-1.28% due 8/20-8/31/2004                                                          290,000            289,400
International Bank for Reconstruction and Development 1.00%-1.22% due
   7/14-8/27/2004                                                                                   330,000            329,627
Tenessee Valley Authority 1.07%-1.40% due 7/22-9/16/2004                                            310,500            309,619


CERTIFICATES OF DEPOSIT  -  0.43%
State Street Bank & Trust 1.04%-1.10% due 7/12-7/23/2004                                            100,000             99,999
Wells Fargo & Co. 1.26%-1.30% due 7/28-8/11/2004                                                    200,000            200,000



TOTAL SHORT-TERM SECURITIES (cost: $10,431,907,000)                                                                 10,431,143


TOTAL INVESTMENT SECURITIES (cost: $54,436,867,000)                                                                 70,079,017

NEW TAIWANESE DOLLAR (cost: $7,296,000)                                                          NT$250,968              7,476
Other assets less liabilities                                                                                          106,571

NET ASSETS                                                                                                         $70,193,064

(1) Security did not produce income during the last 12 months.
(2) The fund owns 5.23% of the outstanding voting securities of R.J. Reynolds
    Tobacco Holdings, Inc. and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(3) Coupon rate may change periodically.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

ADR = American Depositary Receipts

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE DECEMBER 31, 2003 Cardinal Health
DaimlerChrysler
DuPont
Exelon
Kraft Foods
Occidental Petroleum
Procter & Gamble
U.S. Bancorp


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE DECEMBER 31, 2003 Antena 3 Television
CIGNA
Computer Sciences
Honeywell International
Hughes Electronics
Inco
NIKE
Nokia
Siemens
Telefonos de Mexico
TXU
Wachovia



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at June 30, 2004                              (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $54,300,216)                                                     $69,777,453
  Affiliated issuers (cost: $136,651)                                                              301,564             $70,079,017
 Cash denominated in non-U.S. currencies
  (cost: $7,296)                                                                                                             7,476
 Cash                                                                                                                          287
 Receivables for:
  Sales of investments                                                                              84,288
  Sales of fund's shares                                                                            91,467
  Dividends and interest                                                                           133,750                 309,505
                                                                                                                        70,396,285
LIABILITIES:
 Payables for:
  Purchases of investments                                                                         105,294
  Repurchases of fund's shares                                                                      57,939
  Investment advisory services                                                                      13,984
  Services provided by affiliates                                                                   21,782
  Deferred Directors' and Advisory Board compensation                                                2,765
  Other fees and expenses                                                                            1,457                 203,221
NET ASSETS AT JUNE 30, 2004                                                                                            $70,193,064

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                            $53,688,119
 Undistributed net investment income                                                                                       190,090
 Undistributed net realized gain                                                                                           672,595
 Net unrealized appreciation                                                                                            15,642,260
NET ASSETS AT JUNE 30, 2004                                                                                            $70,193,064



                                                 Authorized shares                                                      Net asset
                                                of capital stock -                                                      value per
                                                   $.001 par value            Net assets      Shares outstanding        share (1)

Class A                                                  2,500,000           $60,578,778               2,075,715           $29.18
Class B                                                    250,000             3,339,357                 114,811           29.09
Class C                                                    250,000             2,366,837                  81,502           29.04
Class F                                                    250,000             1,112,040                  38,139           29.16
Class 529-A                                                325,000               494,514                  16,955           29.17
Class 529-B                                                 75,000               126,677                   4,351           29.12
Class 529-C                                                150,000               151,214                   5,192           29.12
Class 529-E                                                 75,000                20,992                     721           29.13
Class 529-F                                                 75,000                 3,831                     132           29.15
Class R-1                                                   75,000                18,705                     643           29.11
Class R-2                                                  100,000               280,310                   9,629           29.11
Class R-3                                                  300,000               376,530                  12,921           29.14
Class R-4                                                   75,000                75,184                   2,578           29.16
Class R-5                                                  150,000             1,248,095                  42,768           29.18
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $30.96 and
    $30.95, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              unaudited
for the six months ended June 30, 2004                  (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $18,135; also includes
            $8,477 from affiliates)                                                        $678,460
  Interest (net of non-U.S. withholding
            tax of $2)                                                                      129,782                $808,242

 Fees and expenses:
  Investment advisory services                                                               82,429
  Distribution services                                                                      99,510
  Transfer agent services                                                                    26,826
  Administrative services                                                                     5,529
  Reports to shareholders                                                                     1,266
  Registration statement and prospectus                                                       1,045
  Postage, stationery and supplies                                                            3,107
  Directors' and Advisory Board compensation                                                    506
  Auditing and legal                                                                            122
  Custodian                                                                                   1,093
  State and local taxes                                                                         541
  Other                                                                                         144
  Total expenses before reimbursement                                                       222,118
   Reimbursement of expenses                                                                    254                 221,864
 Net investment income                                                                                              586,378

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                               673,802
  Non-U.S. currency transactions                                                               (160)                673,642
 Net unrealized appreciation (depreciation) on:
  Investments                                                                               129,270
  Non-U.S. currency translations                                                               (374)                128,896
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                            802,538
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                 $1,388,916


See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                           Six months              Year ended
                                                                                       ended June 30,            December 31,
                                                                                                2004*                    2003
OPERATIONS:
 Net investment income                                                                       $586,378              $1,142,439
 Net realized gain on investments and
  non-U.S. currency transactions                                                              673,642                 500,253
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                           128,896              11,791,841
  Net increase in net assets
   resulting from operations                                                                1,388,916              13,434,533

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income and currency gains                                     (591,743)             (1,107,178)
 Distributions from net realized gain
  on investments                                                                                    -                (477,739)
   Total dividends and distributions paid
    to shareholders                                                                          (591,743)             (1,584,917)

CAPITAL SHARE TRANSACTIONS                                                                  2,861,797               4,923,852

TOTAL INCREASE IN NET ASSETS                                                                3,658,970              16,773,468

NET ASSETS:
 Beginning of period                                                                       66,534,094              49,760,626
 End of period (including
  undistributed
  net investment income: $190,090 and $195,455,
  respectively)                                                                           $70,193,064             $66,534,094

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge   Contingent deferred sales       Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of June 30, 2004, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $54,440,766,000.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                         $              202,500
Undistributed short-term capital gains                                                                        185,206
Undistributed long-term capital gains                                                                         478,715
Gross unrealized appreciation on investment securities                                                     16,605,947
Gross unrealized depreciation on investment securities                                                      (960,220)

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


                                                                     Six months ended June 30, 2004
                                             Distributions from             Distributions from
                                                ordinary income        long-term capital gains       Total distributions paid
Share class
Class A                                               $ 534,092                       -                             $ 534,092
Class B                                                  16,546                       -                                16,546
Class C                                                  10,814                       -                                10,814
Class F                                                   8,770                       -                                 8,770
Class 529-A                                               3,818                       -                                 3,818
Class 529-B                                                 495                       -                                   495
Class 529-C                                                 595                       -                                   595
Class 529-E                                                 131                       -                                   131
Class 529-F                                                  28                       -                                    28
Class R-1                                                    80                       -                                    80
Class R-2                                                 1,235                       -                                 1,235
Class R-3                                                 2,207                       -                                 2,207
Class R-4                                                   567                       -                                   567
Class R-5                                                12,365                       -                                12,365
Total                                                 $ 591,743                       -                             $ 591,743



                                                                        Year ended December 31, 2003
                                             Distributions from             Distributions from
                                                ordinary income        long-term capital gains       Total distributions paid
Share class
Class A                                             $ 1,028,846                      $ 419,520                    $ 1,448,366
Class B                                                  29,917                         21,573                         51,490
Class C                                                  17,389                         14,109                         31,498
Class F                                                  12,101                          6,330                         18,431
Class 529-A                                               5,082                          2,625                          7,707
Class 529-B                                                 751                            702                          1,453
Class 529-C                                                 843                            794                          1,637
Class 529-E                                                 175                            113                            288
Class 529-F                                                  26                             18                             44
Class R-1                                                   106                            100                            206
Class R-2                                                 1,323                          1,334                          2,657
Class R-3                                                 1,981                          1,596                          3,577
Class R-4                                                   493                            294                            787
Class R-5                                                 8,145                          8,631                         16,776
Total                                               $ 1,107,178                      $ 477,739                    $ 1,584,917



4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of month-end net assets and decreasing to 0.222% on such assets in excess of $71 billion. For the six months ended June 30, 2004, the investment advisory services fee was $82,429,000, which was equivalent to an annualized rate of 0.242% of average month-end net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months, but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2004, there were no unreimbursed expenses subject to reimbursement for classes A and 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended June 30, 2004, CRMC voluntarily agreed to pay a portion of these fees for classes R-1 and R-2. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the  agreements  described on the previous page for the
          six  months  ended  June  30,  2004,  were  as  follows   (dollars  in
          thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $67,968          $25,300        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          15,872           1,526         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          10,955         Included            $1,643              $249            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,259          Included              755                 67            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         346           Included              329                 28                $ 219
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         569           Included              85                  26                  57
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         670           Included              101                 24                  67
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          47           Included              14                  1                    9
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          4            Included               3                 - *                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           82           Included              12                  5             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          893           Included              179                572            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          767           Included              230                194            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           78           Included              47                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              611                (2)            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $99,510          $26,826            $4,009             $1,166                $354
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' AND ADVISORY BOARD COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board compensation in the accompanying financial statements includes $365,000 in current fees (either paid in cash or deferred) and a net increase of $141,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.  WARRANTS

As of June 30, 2004, the fund had warrants outstanding which may be exercised at any time for the purchase of 821,806 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2004, the net asset value of Class A shares would not have unchanged.

6.  CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                          Reinvestments of
Share class                                                              Sales(1)                   dividends and distributions
                                                                   Amount         Shares               Amount           Shares
SIX MONTHS ENDED JUNE 30, 2004
Class A                                                       $ 3,925,556        134,808            $ 494,831           16,948
Class B                                                           409,451         14,108               15,950              548
Class C                                                           477,746         16,484               10,292              354
Class F                                                           290,166          9,973                7,946              273
Class 529-A                                                       114,484          3,936                3,818              131
Class 529-B                                                        26,405            910                  495               17
Class 529-C                                                        37,006          1,274                  595               20
Class 529-E                                                         4,686            162                  131                5
Class 529-F                                                         1,037             36                   28                1
Class R-1                                                           5,704            197                   80                3
Class R-2                                                         112,519          3,879                1,235               42
Class R-3                                                         170,475          5,857                2,205               76
Class R-4                                                          39,276          1,352                  567               19
Class R-5                                                          82,693          2,838               12,245              420
Total net increase
   (decrease)                                                 $ 5,697,204        195,814            $ 550,418           18,857

YEAR ENDED DECEMBER 31, 2003
Class A                                                       $ 6,429,510        254,074          $ 1,345,897           51,626
Class B                                                           827,539         32,970               49,796            1,889
Class C                                                           799,522         31,497               30,207            1,142
Class F                                                           464,775         18,386               16,747              633
Class 529-A                                                       172,085          6,749                7,706              292
Class 529-B                                                        44,857          1,779                1,453               55
Class 529-C                                                        54,628          2,144                1,637               61
Class 529-E                                                         8,128            322                  288               11
Class 529-F                                                         2,042             80                   44                2
Class R-1                                                          12,587            509                  205                8
Class R-2                                                         169,458          6,780                2,655               99
Class R-3                                                         207,420          8,202                3,564              132
Class R-4                                                          33,326          1,338                  786               29
Class R-5                                                       1,051,747         40,574               16,539              600
Total net increase
   (decrease)                                                $ 10,277,624        405,404          $ 1,477,524           56,579



Share class                                                            Repurchases(1)                       Net increase
                                                                   Amount          Shares              Amount            Shares
SIX MONTHS ENDED JUNE 30, 2004
Class A                                                      $ (2,893,296)       (99,515)         $ 1,527,091            52,241
Class B                                                          (132,677)        (4,583)             292,724            10,073
Class C                                                          (129,759)        (4,491)             358,279            12,347
Class F                                                           (94,207)        (3,243)             203,905             7,003
Class 529-A                                                        (8,466)          (292)             109,836             3,775
Class 529-B                                                        (1,502)           (52)              25,398               875
Class 529-C                                                        (2,653)           (91)              34,948             1,203
Class 529-E                                                          (252)            (9)               4,565               158
Class 529-F                                                           (52)            (2)               1,013                35
Class R-1                                                          (1,428)           (49)               4,356               151
Class R-2                                                         (23,679)          (818)              90,075             3,103
Class R-3                                                         (29,938)        (1,029)             142,742             4,904
Class R-4                                                          (5,531)          (191)              34,312             1,180
Class R-5                                                         (62,385)        (2,154)              32,553             1,104
Total net increase
   (decrease)                                                $ (3,385,825)      (116,519)         $ 2,861,797            98,152

YEAR ENDED DECEMBER 31, 2003
Class A                                                      $ (6,159,887)      (246,645)         $ 1,615,520            59,055
Class B                                                          (215,596)        (8,756)             661,739            26,103
Class C                                                          (181,857)        (7,314)             647,872            25,325
Class F                                                          (137,980)        (5,568)             343,542            13,451
Class 529-A                                                        (9,943)          (387)             169,848             6,654
Class 529-B                                                        (2,113)           (83)              44,197             1,751
Class 529-C                                                        (3,569)          (138)              52,696             2,067
Class 529-E                                                          (346)           (13)               8,070               320
Class 529-F                                                           (16)            (1)               2,070                81
Class R-1                                                          (1,768)           (69)              11,024               448
Class R-2                                                         (34,537)        (1,371)             137,576             5,508
Class R-3                                                         (34,172)        (1,356)             176,812             6,978
Class R-4                                                          (8,547)          (346)              25,565             1,021
Class R-5                                                         (40,965)        (1,547)           1,027,321            39,627
Total net increase
   (decrease)                                                $ (6,831,296)      (273,594)         $ 4,923,852           188,389

(1) Includes exchanges between share classes of the fund.

7.  RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2004, the total value of restricted securities was $1,556,642,000, which represented 2.22% of the net assets of the fund.


8.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,600,177,000 and $5,842,199,000, respectively, during the six months ended June 30, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2004, the custodian fee of $1,093,000 included $26,000 that was offset by this reduction, rather than paid in cash.




FINANCIAL HIGHLIGHTS (1)

                                                                             Income (loss) from investment operations(2)
                                                                                                              Net
                                                                     Net asset                      gains (losses)
                                                                        value,             Net      on securities    Total from
                                                                     beginning      investment     (both realized    investment
                                                                     of period          income     and unrealized)   operations
CLASS A:
 Six months ended 6/30/2004 (5)                                         $28.84            $.26               $.34          $.60
 Year ended 12/31/2003                                                   23.48             .54               5.55          6.09
 Year ended 12/31/2002                                                   28.53             .49              (4.56)        (4.07)
 Year ended 12/31/2001                                                   31.07             .44              (1.87)        (1.43)
 Year ended 12/31/2000                                                   32.46             .56                .65          1.21
 Year ended 12/31/1999                                                   31.07             .49               4.45          4.94
CLASS B:
 Six months ended 6/30/2004 (5)                                          28.74             .15                .35           .50
 Year ended 12/31/2003                                                   23.41             .34               5.53          5.87
 Year ended 12/31/2002                                                   28.47             .30              (4.57)        (4.27)
 Year ended 12/31/2001                                                   31.01             .19              (1.83)        (1.64)
 Period from 3/15/2000 to 12/31/2000                                     31.13             .26               1.55          1.81
CLASS C:
 Six months ended 6/30/2004 (5)                                          28.70             .14                .34           .48
 Year ended 12/31/2003                                                   23.38             .31               5.53          5.84
 Year ended 12/31/2002                                                   28.44             .30              (4.58)        (4.28)
 Period from 3/15/2001 to 12/31/2001                                     29.05             .09               (.14)         (.05)
CLASS F:
 Six months ended 6/30/2004 (5)                                          28.81             .25                .35           .60
 Year ended 12/31/2003                                                   23.46             .51               5.55          6.06
 Year ended 12/31/2002                                                   28.52             .49              (4.59)        (4.10)
 Period from 3/15/2001 to 12/31/2001                                     29.10             .27               (.13)          .14
CLASS 529-A:
 Six months ended 6/30/2004 (5)                                          28.82             .25                .35           .60
 Year ended 12/31/2003                                                   23.48             .52               5.55          6.07
 Period from 2/15/2002 to 12/31/2002                                     27.88             .46              (3.91)        (3.45)
CLASS 529-B:
 Six months ended 6/30/2004 (5)                                          28.78             .12                .34           .46
 Year ended 12/31/2003                                                   23.45             .28               5.54          5.82
 Period from 2/15/2002 to 12/31/2002                                     27.88             .28              (3.92)        (3.64)
CLASS 529-C:
 Six months ended 6/30/2004 (5)                                          28.78             .12                .34           .46
 Year ended 12/31/2003                                                   23.45             .29               5.54          5.83
 Period from 2/19/2002 to 12/31/2002                                     27.47             .28              (3.50)        (3.22)
CLASS 529-E:
 Six months ended 6/30/2004 (5)                                          28.78             .20                .35           .55
 Year ended 12/31/2003                                                   23.45             .42               5.54          5.96
 Period from 3/1/2002 to 12/31/2002                                      28.27             .38              (4.52)        (4.14)
CLASS 529-F:
 Six months ended 6/30/2004 (5)                                          28.81             .23                .34           .57
 Year ended 12/31/2003                                                   23.47             .48               5.55          6.03
 Period from 9/16/2002 to 12/31/2002                                     23.98             .16               (.19)         (.03)




FINANCIAL HIGHLIGHTS (1)                                           (continued)


                                                                             Income (loss) from investment operations(2)
                                                                                                               Net
                                                                     Net asset                       gains(losses)
                                                                        value,             Net       on securities    Total from
                                                                     beginning      investment      (both realized    investment
                                                                     of period          income     and unrealized)    operations
CLASS R-1:
 Six months ended 6/30/2004 (5)                                         $28.77            $.14               $.34          $.48
 Year ended 12/31/2003                                                   23.46             .31               5.54          5.85
 Period from 6/6/2002 to 12/31/2002                                      27.27             .20              (3.36)        (3.16)
CLASS R-2:
 Six months ended 6/30/2004 (5)                                          28.77             .14                .34           .48
 Year ended 12/31/2003                                                   23.46             .31               5.54          5.85
 Period from 5/21/2002 to 12/31/2002                                     28.23             .23              (4.34)        (4.11)
CLASS R-3:
 Six months ended 6/30/2004 (5)                                          28.80             .20                .34           .54
 Year ended 12/31/2003                                                   23.47             .41               5.55          5.96
 Period from 6/4/2002 to 12/31/2002                                      27.58             .27              (3.69)        (3.42)
CLASS R-4:
 Six months ended 6/30/2004 (5)                                          28.82             .25                .34           .59
 Year ended 12/31/2003                                                   23.47             .51               5.55          6.06
 Period from 5/28/2002 to 12/31/2002                                     28.22             .32              (4.33)        (4.01)
CLASS R-5:
 Six months ended 6/30/2004 (5)                                          28.84             .29                .34           .63
 Year ended 12/31/2003                                                   23.48             .56               5.59          6.15
 Period from 5/15/2002 to 12/31/2002                                     28.37             .39              (4.50)        (4.11)





FINANCIAL HIGHLIGHTS (1)

                                                                            Dividends and distributions

                                                                     Dividends
                                                                     (from net    Distributions            Total      Net asset
                                                                    investment    (from capital    dividends and     value, end
                                                                       income)           gains)    distributions      of period
CLASS A:
 Six months ended 6/30/2004 (5)                                         $(.26)             $ -            $(.26)         $29.18
 Year ended 12/31/2003                                                   (.52)            (.21)            (.73)          28.84
 Year ended 12/31/2002                                                   (.52)            (.46)            (.98)          23.48
 Year ended 12/31/2001                                                   (.52)            (.59)           (1.11)          28.53
 Year ended 12/31/2000                                                   (.52)           (2.08)           (2.60)          31.07
 Year ended 12/31/1999                                                   (.51)           (3.04)           (3.55)          32.46
CLASS B:
 Six months ended 6/30/2004 (5)                                          (.15)               -             (.15)          29.09
 Year ended 12/31/2003                                                   (.33)            (.21)            (.54)          28.74
 Year ended 12/31/2002                                                   (.33)            (.46)            (.79)          23.41
 Year ended 12/31/2001                                                   (.31)            (.59)            (.90)          28.47
 Period from 3/15/2000 to 12/31/2000                                     (.25)           (1.68)           (1.93)          31.01
CLASS C:
 Six months ended 6/30/2004 (5)                                          (.14)               -             (.14)          29.04
 Year ended 12/31/2003                                                   (.31)            (.21)            (.52)          28.70
 Year ended 12/31/2002                                                   (.32)            (.46)            (.78)          23.38
 Period from 3/15/2001 to 12/31/2001                                     (.21)            (.35)            (.56)          28.44
CLASS F:
 Six months ended 6/30/2004 (5)                                          (.25)               -             (.25)          29.16
 Year ended 12/31/2003                                                   (.50)            (.21)            (.71)          28.81
 Year ended 12/31/2002                                                   (.50)            (.46)            (.96)          23.46
 Period from 3/15/2001 to 12/31/2001                                     (.37)            (.35)            (.72)          28.52
CLASS 529-A:
 Six months ended 6/30/2004 (5)                                          (.25)               -             (.25)          29.17
 Year ended 12/31/2003                                                   (.52)            (.21)            (.73)          28.82
 Period from 2/15/2002 to 12/31/2002                                     (.49)            (.46)            (.95)          23.48
CLASS 529-B:
 Six months ended 6/30/2004 (5)                                          (.12)               -             (.12)          29.12
 Year ended 12/31/2003                                                   (.28)            (.21)            (.49)          28.78
 Period from 2/15/2002 to 12/31/2002                                     (.33)            (.46)            (.79)          23.45
CLASS 529-C:
 Six months ended 6/30/2004 (5)                                          (.12)               -             (.12)          29.12
 Year ended 12/31/2003                                                   (.29)            (.21)            (.50)          28.78
 Period from 2/19/2002 to 12/31/2002                                     (.34)            (.46)            (.80)          23.45
CLASS 529-E:
 Six months ended 6/30/2004 (5)                                          (.20)               -             (.20)          29.13
 Year ended 12/31/2003                                                   (.42)            (.21)            (.63)          28.78
 Period from 3/1/2002 to 12/31/2002                                      (.33)            (.35)            (.68)          23.45
CLASS 529-F:
 Six months ended 6/30/2004 (5)                                          (.23)               -             (.23)          29.15
 Year ended 12/31/2003                                                   (.48)            (.21)            (.69)          28.81
 Period from 9/16/2002 to 12/31/2002                                     (.13)            (.35)            (.48)          23.47




FINANCIAL HIGHLIGHTS (1)                                            (continued)


                                                                            Dividends and distributions

                                                                     Dividends
                                                                     (from net    Distributions            Total      Net asset
                                                                    investment    (from capital    dividends and     value, end
CLASS R-1:                                                             income)           gains)    distributions      of period
 Six months ended 6/30/2004 (5)
 Year ended 12/31/2003                                                  $(.14)             $ -            $(.14)         $29.11
 Period from 6/6/2002 to 12/31/2002                                      (.33)            (.21)            (.54)          28.77
CLASS R-2:                                                               (.30)            (.35)            (.65)          23.46
 Six months ended 6/30/2004 (5)
 Year ended 12/31/2003                                                   (.14)               -             (.14)          29.11
 Period from 5/21/2002 to 12/31/2002                                     (.33)            (.21)            (.54)          28.77
CLASS R-3:                                                               (.31)            (.35)            (.66)          23.46
 Six months ended 6/30/2004 (5)
 Year ended 12/31/2003                                                   (.20)               -             (.20)          29.14
 Period from 6/4/2002 to 12/31/2002                                      (.42)            (.21)            (.63)          28.80
CLASS R-4:                                                               (.34)            (.35)            (.69)          23.47
 Six months ended 6/30/2004 (5)
 Year ended 12/31/2003                                                   (.25)               -             (.25)          29.16
 Period from 5/28/2002 to 12/31/2002                                     (.50)            (.21)            (.71)          28.82
CLASS R-5:                                                               (.39)            (.35)            (.74)          23.47
 Six months ended 6/30/2004 (5)
 Year ended 12/31/2003                                                   (.29)               -             (.29)          29.18
 Period from 5/15/2002 to 12/31/2002                                     (.58)            (.21)            (.79)          28.84
                                                                         (.43)            (.35)            (.78)          23.48




FINANCIAL HIGHLIGHTS (1)



                                                                          Ratio of expenses   Ratio of expenses           Ratio of
                                                              Net assets,    to average net      to average net         net income
                                                   Total    end of period     assets before        assets after         to average
                                               return (3)   (in millions)     reimbursement       reimbursement (4)     net assets
CLASS A:
 Six months ended 6/30/2004 (5)                     2.08%        $60,579           .58% (6)            .58% (6)          1.79% (6)
 Year ended 12/31/2003                             26.30          58,353           .59                 .59               2.14
 Year ended 12/31/2002                            (14.47)         46,129           .59                 .59               1.89
 Year ended 12/31/2001                             (4.59)         54,315           .57                 .57               1.49
 Year ended 12/31/2000                              3.84          56,212           .56                 .56               1.74
 Year ended 12/31/1999                             16.55          56,095           .55                 .55               1.54
CLASS B:
 Six months ended 6/30/2004 (5)                     1.74           3,339          1.36 (6)            1.36 (6)           1.01 (6)
 Year ended 12/31/2003                             25.30           3,011          1.38                1.38               1.33
 Year ended 12/31/2002                            (15.18)          1,841          1.39                1.39               1.18
 Year ended 12/31/2001                             (5.30)          1,302          1.35                1.35                .66
 Period from 3/15/2000 to 12/31/2000                5.87             439          1.34 (6)            1.34 (6)           1.06 (6)
CLASS C:
 Six months ended 6/30/2004 (5)                     1.67           2,367          1.44 (6)            1.44 (6)            .94 (6)
 Year ended 12/31/2003                             25.22           1,985          1.45                1.45               1.25
 Year ended 12/31/2002                            (15.20)          1,025          1.45                1.45               1.17
 Period from 3/15/2001 to 12/31/2001                (.19)            480          1.52 (6)            1.52 (6)            .38 (6)
CLASS F:
 Six months ended 6/30/2004 (5)                     2.07           1,112           .67 (6)             .67 (6)           1.71 (6)
 Year ended 12/31/2003                             26.18             897           .69                 .69               2.01
 Year ended 12/31/2002                            (14.59)            415           .70                 .70               1.92
 Period from 3/15/2001 to 12/31/2001                 .48             190           .72 (6)             .72 (6)           1.17 (6)
CLASS 529-A:
 Six months ended 6/30/2004 (5)                     2.07             494           .69 (6)             .69 (6)           1.70 (6)
 Year ended 12/31/2003                             26.19             380           .64                 .64               2.06
 Period from 2/15/2002 to 12/31/2002              (12.57)            153           .71 (6)             .71 (6)           2.17 (6)
CLASS 529-B:
 Six months ended 6/30/2004 (5)                     1.61             127          1.56 (6)            1.56 (6)            .83 (6)
 Year ended 12/31/2003                             25.05             100          1.58                1.58               1.12
 Period from 2/15/2002 to 12/31/2002              (13.22)             41          1.58 (6)            1.58 (6)           1.30 (6)
CLASS 529-C:
 Six months ended 6/30/2004 (5)                     1.61             151          1.55 (6)            1.55 (6)            .84 (6)
 Year ended 12/31/2003                             25.07             115          1.57                1.57               1.13
 Period from 2/19/2002 to 12/31/2002              (11.91)             45          1.57 (6)            1.57 (6)           1.32 (6)
CLASS 529-E:
 Six months ended 6/30/2004 (5)                     1.90              21          1.03 (6)            1.03 (6)           1.36 (6)
 Year ended 12/31/2003                             25.70              16          1.04                1.04               1.65
 Period from 3/1/2002 to 12/31/2002               (14.72)              6          1.03 (6)            1.03 (6)           1.90 (6)
CLASS 529-F:
 Six months ended 6/30/2004 (5)                     1.99               4           .78 (6)             .78 (6)           1.62 (6)
 Year ended 12/31/2003                             26.05               3           .79                 .79               1.88
 Period from 9/16/2002 to 12/31/2002                (.14)              - (7)       .23                 .23                .68




FINANCIAL HIGHLIGHTS (1)                                           (continued)



                                                                           Ratio of expenses  Ratio of expenses          Ratio of
                                                              Net assets,     to average net     to average net        net income
                                                    Total   end of period      assets before       assets after        to average
                                                   return   (in millions)      reimbursement      reimbursement (4)    net assets
CLASS R-1:
 Six months ended 6/30/2004 (5)                     1.66%            $19            1.47% (6)         1.46%(6)            .93% (6)
 Year ended 12/31/2003                             25.18              14            1.51              1.47                1.18
 Period from 6/6/2002 to 12/31/2002               (11.68)              1            2.43 (6)          1.47 (6)            1.49 (6)
CLASS R-2:
 Six months ended 6/30/2004 (5)                     1.68             280            1.64 (6)          1.43 (6)             .98 (6)
 Year ended 12/31/2003                             25.18             188            1.76              1.43                1.21
 Period from 5/21/2002 to 12/31/2002              (14.64)             24            1.57 (6)          1.43 (6)            1.61 (6)
CLASS R-3:
 Six months ended 6/30/2004 (5)                     1.86             377            1.04 (6)          1.04 (6)            1.37 (6)
 Year ended 12/31/2003                             25.70             231            1.06              1.05                1.60
 Period from 6/4/2002 to 12/31/2002               (12.49)             24            1.11 (6)          1.05 (6)            2.00 (6)
CLASS R-4:
 Six months ended 6/30/2004 (5)                     2.05              75             .67 (6)           .67 (6)            1.74 (6)
 Year ended 12/31/2003                             26.19              40             .68               .68                2.00
 Period from 5/28/2002 to 12/31/2002              (14.31)              9             .73 (6)           .69 (6)            2.25 (6)
CLASS R-5:
 Six months ended 6/30/2004 (5)                     2.19           1,248             .36 (6)           .36 (6)            2.01 (6)
 Year ended 12/31/2003                             26.58           1,201             .36               .36                2.11
 Period from 5/15/2002 to 12/31/2002              (14.59)             48             .37 (6)           .37 (6)            2.56 (6)




                                                          Six months ended
                                                              June 30,                       Year ended December 31
                                                               2004(5)           2003       2002      2001       2000       1999

Portfolio turnover rate for all classes of shares               9%                24%        27%       22%        25%        28%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement plan share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.


See Notes to Financial Statements


[logo - American Funds(R)]

The right choice for the long term(R)

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Investment Company of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.86 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.09 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds

Capital Research and Management

Capital International

Capital Guardian

Capital Bank and Trust

Lit. No. MFGESR-904-0804P

Litho in USA BBC/L/8087-S1939

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                        The Investment Company of America


By    /s/ R. Michael Shanahan
      R. Michael Shanahan, Chairman and CEO

Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By    /s/ R. Michael Shanahan
      R. Michael Shanahan, Chairman and CEO

Date: September 7, 2004



By    /s/ Thomas M. Rowland
      Thomas M. Rowland, Treasurer

Date: September 7, 2004